Expense Example - PRUDENTIAL DAY ONE 2065 FUND	Sep. 29, 2020 USD ($)
Class R6
Expense Example:
Expense Example, with Redemption, 1 Year	$ 41
Expense Example, with Redemption, 3 Years	10,501
Expense Example, with Redemption, 5 Years	10,501
Expense Example, with Redemption, 10 Years	10,501
Class R5
Expense Example:
Expense Example, with Redemption, 1 Year	56
Expense Example, with Redemption, 3 Years	10,501
Expense Example, with Redemption, 5 Years	10,501
Expense Example, with Redemption, 10 Years	10,501
Class R1
Expense Example:
Expense Example, with Redemption, 1 Year	117
Expense Example, with Redemption, 3 Years	10,502
Expense Example, with Redemption, 5 Years	10,502
Expense Example, with Redemption, 10 Years	10,502
Class R3
Expense Example:
Expense Example, with Redemption, 1 Year	77
Expense Example, with Redemption, 3 Years	10,502
Expense Example, with Redemption, 5 Years	10,502
Expense Example, with Redemption, 10 Years	10,502
Class R2
Expense Example:
Expense Example, with Redemption, 1 Year	92
Expense Example, with Redemption, 3 Years	10,502
Expense Example, with Redemption, 5 Years	10,502
Expense Example, with Redemption, 10 Years	10,502
Class R4
Expense Example:
Expense Example, with Redemption, 1 Year	66
Expense Example, with Redemption, 3 Years	10,501
Expense Example, with Redemption, 5 Years	10,501
Expense Example, with Redemption, 10 Years	$ 10,501